Provisions - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Other provisions	£ 2,227	£ 2,654	£ 2,199
Expense of restructuring activities	146	589
Decommissioning
Disclosure of other provisions [line items]
Other provisions	244	254	188
Expense of restructuring activities	42	93
Decommissioning provision, ARO
Disclosure of other provisions [line items]
Other provisions	160	174
Provision for decommissioning, demolition of gas holders
Disclosure of other provisions [line items]
Other provisions	60	74
Restructuring
Disclosure of other provisions [line items]
Other provisions	26	35	83
Expense of restructuring activities	11	7
Other
Disclosure of other provisions [line items]
Other provisions	257	294	£ 289
Expense of restructuring activities	67	52
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	166	164
Business set up and restructuring cost
Disclosure of other provisions [line items]
Other provisions	21	37
Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	27	31
Emissions
Disclosure of other provisions [line items]
Other provisions	£ 13	£ 17